Expected credit loss measurement - Off-balance sheet financial assets subject to ECL (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 100,262	$ 89,814	$ 85,728
Provisions for expected credit losses	(240)	(162)	(114)
Total ECL allowances and provisions	(1,489)	(1,282)	(1,029)
Guarantees
Disclosure Of Provision Matrix [Line Items]
Total exposure	16,313	17,830	18,142
Provisions for expected credit losses	(47)	(76)	(42)
Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	3,494	3,742	3,687
Provisions for expected credit losses	(8)	(33)	(10)
Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	1,293	1,308	1,180
Provisions for expected credit losses	(25)	(28)	(24)
Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	6,964	7,965	7,966
Provisions for expected credit losses	(6)	(5)	(5)
Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	602	603	622
Provisions for expected credit losses	(1)	(7)	(1)
Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	1,601	1,967	2,334
Provisions for expected credit losses	(1)	(1)	(1)
Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	39,651	28,334	27,547
Provisions for expected credit losses	(121)	(46)	(35)
Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	23,167	18,224	18,735
Provisions for expected credit losses	(109)	(33)	(27)
Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total exposure	2,210	5,123	1,657
Provisions for expected credit losses	0	0	0
Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Total exposure	37,822	34,487	35,092
Provisions for expected credit losses	(65)	(36)	(34)
Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	5,666	4,989	5,242
Provisions for expected credit losses	(25)	(16)	(16)
Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	4,356	3,784	4,274
Provisions for expected credit losses	(9)	(2)	(1)
Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	4,980	4,644	4,787
Provisions for expected credit losses	(17)	(10)	(9)
Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	9,410	7,649	7,976
Provisions for expected credit losses	(1)	0	0
Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	8,159	8,295	7,890
Provisions for expected credit losses	(10)	(5)	(6)
Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure			344
Provisions for expected credit losses			0
Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total exposure	4,265	4,040	3,289
Provisions for expected credit losses	(7)	(4)	(3)
Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	636
Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Total exposure	88,604	87,757	83,626
Provisions for expected credit losses	(108)	(66)	(58)
Total ECL allowances and provisions	(289)	(205)	(181)
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total exposure	14,768	17,387	17,757
Provisions for expected credit losses	(11)	(8)	(8)
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	2,640	3,471	3,461
Provisions for expected credit losses	(3)	(1)	(1)
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	725	1,185	1,055
Provisions for expected credit losses	(1)	0	0
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	6,910	7,949	7,950
Provisions for expected credit losses	(6)	(5)	(4)
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	602	603	622
Provisions for expected credit losses	0	0	0
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	1,583	1,951	2,320
Provisions for expected credit losses	(1)	(1)	(1)
Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	34,494	27,701	27,078
Provisions for expected credit losses	(57)	(34)	(30)
Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	18,284	17,712	18,349
Provisions for expected credit losses	(50)	(26)	(24)
Twelve-month expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total exposure	2,210	5,123	1,657
Provisions for expected credit losses	0	0	0
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Total exposure	32,892	33,509	33,848
Provisions for expected credit losses	(34)	(20)	(17)
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	5,019	4,679	4,934
Provisions for expected credit losses	(4)	(3)	(3)
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	3,482	3,697	4,188
Provisions for expected credit losses	(4)	(1)	(1)
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	2,962	4,492	4,589
Provisions for expected credit losses	(14)	(9)	(8)
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	9,410	7,649	7,975
Provisions for expected credit losses	(1)	(1)	0
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	7,726	7,923	7,535
Provisions for expected credit losses	(7)	(4)	(4)
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure			344
Provisions for expected credit losses			0
Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total exposure	4,240	4,038	3,285
Provisions for expected credit losses	(7)	(4)	(3)
Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Total exposure	11,307	1,852	1,920
Provisions for expected credit losses	(100)	(29)	(23)
Total ECL allowances and provisions	(346)	(225)	(160)
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total exposure	1,369	361	304
Provisions for expected credit losses	(4)	(1)	(1)
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	733	244	203
Provisions for expected credit losses	(3)	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	514	67	67
Provisions for expected credit losses	(1)	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	54	16	16
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	0	0
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	18	16	13
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	5,044	550	419
Provisions for expected credit losses	(64)	(13)	(5)
Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	4,838	453	359
Provisions for expected credit losses	(59)	(7)	(3)
Lifetime expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	0	0
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Total exposure	4,870	942	1,197
Provisions for expected credit losses	(32)	(16)	(17)
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	647	310	307
Provisions for expected credit losses	(21)	(12)	(13)
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	856	70	69
Provisions for expected credit losses	(5)	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	1,984	133	171
Provisions for expected credit losses	(4)	(1)	(1)
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	0	0
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	425	371	355
Provisions for expected credit losses	(2)	(2)	(2)
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure			0
Provisions for expected credit losses			0
Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total exposure	25	0	0
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Provision Matrix [Line Items]
Total exposure	351	204	182
Provisions for expected credit losses	(32)	(66)	(33)
Total ECL allowances and provisions	(853)	(852)	(688)
Lifetime expected credit losses | Credit-impaired positions | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total exposure	176	83	82
Provisions for expected credit losses	(32)	(66)	(33)
Lifetime expected credit losses | Credit-impaired positions | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	121	26	24
Provisions for expected credit losses	(3)	(32)	(9)
Lifetime expected credit losses | Credit-impaired positions | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	54	56	58
Provisions for expected credit losses	(24)	(27)	(23)
Lifetime expected credit losses | Credit-impaired positions | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	0	0
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Credit-impaired positions | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	0	0
Provisions for expected credit losses	(1)	(7)	(1)
Lifetime expected credit losses | Credit-impaired positions | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	0	0
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Credit-impaired positions | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	114	84	50
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Credit-impaired positions | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	45	59	27
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Credit-impaired positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	0	0
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Total exposure	60	35	46
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	0	0
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	18	17	17
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	34	18	27
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	0	0	1
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	8	0	0
Provisions for expected credit losses	0	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure			0
Provisions for expected credit losses			0
Lifetime expected credit losses | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total exposure	1	2	4
Provisions for expected credit losses	$ 0	$ 0	$ 0